Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 29, 2019	Dec. 31, 2018
Convertible preferred stock, par value (in shares)		$ 0.0001
Convertible preferred stock, authorized (in shares)		43,882,867
Convertible preferred stock, outstanding (in shares)	0	41,562,111
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	500,000	500,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	500,000,000	58,669,600
Common stock, issued (in shares)	60,167,521	6,951,350
Common stock, outstanding (in shares)	60,167,521	6,951,350
Series A
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	3,333,500
Convertible preferred stock, issued (in shares)	0	3,333,500
Convertible preferred stock, outstanding (in shares)	0	3,333,500
Series B
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	4,802,260
Convertible preferred stock, issued (in shares)	0	4,680,565
Convertible preferred stock, outstanding (in shares)	0	4,680,565
Series C
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	8,076,643
Convertible preferred stock, issued (in shares)	0	8,076,636
Convertible preferred stock, outstanding (in shares)	0	8,076,636
Series D
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	8,713,207
Convertible preferred stock, issued (in shares)	0	8,713,201
Convertible preferred stock, outstanding (in shares)	0	8,713,201
Series E
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	4,740,531
Convertible preferred stock, issued (in shares)	0	4,701,449
Convertible preferred stock, outstanding (in shares)	0	4,701,449
Series F
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	4,866,776
Convertible preferred stock, issued (in shares)	0	4,866,758
Convertible preferred stock, outstanding (in shares)	0	4,866,758
Series G
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	5,140,257
Convertible preferred stock, issued (in shares)	0	5,114,786
Convertible preferred stock, outstanding (in shares)	0	5,114,786
Series H
Convertible preferred stock, par value (in shares)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	4,209,693
Convertible preferred stock, issued (in shares)	0	2,075,216
Convertible preferred stock, outstanding (in shares)	0	2,075,216